CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		105,858,072
Temporary Equity, Dividends, Adjustment	$ 0	$ 2,558,125